United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-4577

(Investment Company Act File Number)

Federated Hermes Income Securities Trust

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/22

Date of Reporting Period: Six months ended 05/31/22

Item 1.	Reports to Stockholders

Semi-Annual Shareholder Report
May 31, 2022

Share Class | Ticker	A | CAPAX	B | CAPBX	C | CAPCX
	F | CAPFX	R | CAPRX	Institutional | CAPSX

Federated Hermes Capital Income Fund
Fund Established 1988

A Portfolio of Federated Hermes Income Securities Trust
Dear Valued Shareholder,
We are pleased to present the Semi-Annual Shareholder Report for your fund covering the period from December 1, 2021 through May 31, 2022. This report includes a complete listing of your fund’s holdings, performance information and financial statements along with other important fund information.
As a global leader in active, responsible investment management, Federated Hermes is guided by our conviction that responsible investing is the best way to create wealth over the long term. The company provides capabilities across a wide range of asset classes to investors around the world.
In addition, FederatedInvestors.com offers quick and easy access to valuable resources that include timely fund updates, economic and market insights from our investment strategists and financial planning tools. You can also access many of those insights by following us on Twitter (@FederatedHermes) and LinkedIn.
Thank you for investing with us. We hope you find this information useful and look forward to keeping you informed.
Sincerely,

J. Christopher Donahue, President

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At May 31, 2022, the Fund’s portfolio composition1 was as follows:
Portfolio Composition	Percentage of Total Net Assets
Domestic Equity Securities	43.2%
Domestic Fixed-Income Securities	21.1%
Mortgage-Backed Securities	13.1%
Foreign Governments/Agencies	6.0%
International Fixed-Income Securities	5.3%
International Equity Securities	0.9%
Collateralized Mortgage Obligations	1.0%
Commercial Mortgage-Backed Securities	1.0%
Asset-Backed Securities	0.6%
Bank Loan Core Fund	2.5%
Cash Equivalents[2]	7.7%
Derivative Contracts[3]	0.6%
Other Assets and Liabilities—Net[4]	(3.0)%
TOTAL	100%
At May 31, 2022, the Fund’s sector composition5 for its equity securities (excluding exchange-traded funds) was as follows:
Sector Composition	Percentage of Equity Securities
Health Care	18.2%
Information Technology	13.9%
Financials	13.4%
Energy	9.2%
Industrials	7.9%
Utilities	7.9%
Communication Services	7.6%
Consumer Discretionary	7.2%
Consumer Staples	6.2%
Real Estate	5.8%
Materials	2.7%
Total	100%

1
See the Fund’s Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests. As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, affiliated investment companies (other than an affiliated money market mutual fund) in which the Fund invested greater than 10% of its net assets are not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
Affiliated investment companies (other than an affiliated money market mutual fund) in which the
Fund invested less than 10% of its net assets are listed individually in the table.

2	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
Semi-Annual Shareholder Report

3
Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund’s performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract’s significance to the portfolio. More complete information regarding the Fund’s direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.

4	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
5
Sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the
Adviser does not have access to the classification made by the GICS.

Semi-Annual Shareholder Report

Portfolio of Investments
May 31, 2022 (unaudited)
Shares, Principal Amount or Contracts			Value
		COMMON STOCKS— 40.0%
		Communication Services— 3.3%
2,393	[1]	Alphabet, Inc., Class A	$ 5,444,649
2,380	[1]	Alphabet, Inc., Class C	5,428,256
89,203		AT&T, Inc.	1,899,132
114,421		Comcast Corp., Class A	5,066,562
19,261	[1]	Meta Platforms, Inc.	3,729,700
4,443	[1]	Netflix, Inc.	877,226
39,410		Verizon Communications, Inc.	2,021,339
840,000		Vodafone Group PLC	1,382,168
36,327	[1]	Walt Disney Co.	4,011,954
		TOTAL	29,860,986
		Consumer Discretionary— 2.4%
1,714	[1]	Amazon.com, Inc.	4,120,782
156,624	[1]	General Motors Co.	6,058,216
19,860		Lear Corp.	2,799,466
22,598		McDonald’s Corp.	5,699,442
8,131		Target Corp.	1,316,246
15,709		TJX Cos., Inc.	998,621
		TOTAL	20,992,773
		Consumer Staples— 2.7%
22,500		Altria Group, Inc.	1,217,025
3,854		Costco Wholesale Corp.	1,796,812
3,788		Estee Lauder Cos., Inc., Class A	964,614
60,400		Kraft Heinz Co./The	2,284,932
28,995		Philip Morris International, Inc.	3,080,719
38,653		Procter & Gamble Co.	5,716,006
56,916		The Coca-Cola Co.	3,607,336
45,311		WalMart, Inc.	5,828,354
		TOTAL	24,495,798
		Energy— 4.1%
48,403		Chevron Corp.	8,454,068
55,339		ConocoPhillips	6,217,890
118,888		Exxon Mobil Corp.	11,413,248
10,490		Pioneer Natural Resources, Inc.	2,915,591
80,590		Schlumberger Ltd.	3,703,916
26,434		Valero Energy Corp.	3,425,846
		TOTAL	36,130,559
		Financials— 5.9%
16,340		Allstate Corp.	2,233,515
51,700		American International Group, Inc.	3,033,756
192,457		Bank of America Corp.	7,159,400
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS— continued
		Financials— continued
9,213		Chubb Ltd.	$ 1,946,615
92,052		Citizens Financial Group, Inc.	3,809,112
51,176		Fifth Third Bancorp	2,017,870
5,019		Goldman Sachs Group, Inc.	1,640,460
55,227		JPMorgan Chase & Co.	7,302,666
20,350		LPL Investment Holdings, Inc.	3,992,466
42,493		Raymond James Financial, Inc.	4,185,136
17,012		Signature Bank	3,679,185
4,330	[1]	SVB Financial Group	2,115,508
54,861		The Hartford Financial Services Group, Inc.	3,977,971
123,155		Wells Fargo & Co.	5,636,804
		TOTAL	52,730,464
		Health Care— 7.4%
14,898		Abbott Laboratories	1,749,919
14,000		AbbVie, Inc.	2,063,180
122,347	[1]	Avantor, Inc.	3,919,998
6,663		Danaher Corp.	1,757,833
10,610		Eli Lilly & Co.	3,325,598
42,144		Gilead Sciences, Inc.	2,733,038
41,210	[1]	Horizon Therapeutics PLC	3,696,125
58,602		Johnson & Johnson	10,520,817
11,981		McKesson Corp.	3,938,035
10,169		Medtronic PLC	1,018,425
70,127		Merck & Co., Inc.	6,453,788
137,884		Pfizer, Inc.	7,313,367
13,188	[1]	Tenet Healthcare Corp.	853,396
5,312		Thermo Fisher Scientific, Inc.	3,014,932
21,929		UnitedHealth Group, Inc.	10,893,889
21,459		Zimmer Biomet Holdings, Inc.	2,579,586
		TOTAL	65,831,926
		Industrials— 3.3%
11,044	[1]	Boeing Co.	1,451,182
6,997		Eaton Corp. PLC	969,784
20,266		General Electric Co.	1,586,625
30,282		Honeywell International, Inc.	5,863,201
45,422		Jacobs Engineering Group, Inc.	6,363,168
15,562		L3Harris Technologies, Inc.	3,748,886
16,343		TransUnion	1,418,736
8,288		Union Pacific Corp.	1,821,537
10,420	[1]	United Rentals, Inc.	3,107,035
19,650		Waste Management, Inc.	3,114,721
		TOTAL	29,444,875
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS— continued
		Information Technology— 5.5%
14,254		Analog Devices, Inc.	$ 2,400,374
87,141		Apple, Inc.	12,970,066
37,990		Cisco Systems, Inc.	1,711,450
32,687		Fidelity National Information Services, Inc.	3,415,791
39,413		Microchip Technology, Inc.	2,863,354
13,998		Micron Technology, Inc.	1,033,612
51,731		Microsoft Corp.	14,064,107
8,953		Motorola, Inc.	1,967,332
7,066		NVIDIA Corp.	1,319,364
22,139	[1]	PayPal Holdings, Inc.	1,886,464
21,553	[1]	Salesforce.com, Inc.	3,453,653
11,317		Visa, Inc., Class A	2,401,128
		TOTAL	49,486,695
		Materials— 1.1%
32,883		Crown Holdings, Inc.	3,434,301
30,418		Freeport-McMoRan, Inc.	1,188,735
9,732		Linde PLC	3,159,786
54,316	[1]	MP Materials Corp.	2,141,680
		TOTAL	9,924,502
		Real Estate— 2.5%
11,633		American Tower Corp.	2,979,560
4,675		Equinix, Inc.	3,212,146
82,611		Invitation Homes, Inc.	3,116,087
75,589		National Retail Properties, Inc.	3,348,593
19,678		ProLogis, Inc.	2,508,551
283,510		RLJ Lodging Trust	3,807,539
23,820		Simon Property Group, Inc.	2,730,963
5,942		Sun Communities, Inc.	975,261
		TOTAL	22,678,700
		Utilities— 1.8%
157,318		CenterPoint Energy, Inc.	5,042,042
25,345		Dominion Energy, Inc.	2,134,556
35,674		Essential Utilities, Inc.	1,650,279
234,000		National Grid-SP PLC	3,452,850
54,025		NextEra Energy, Inc.	4,089,152
		TOTAL	16,368,879
		TOTAL COMMON STOCKS (IDENTIFIED COST $327,495,043)	357,946,157
		U.S. TREASURIES— 5.3%
		U.S. Treasury Bond— 3.9%
$41,900,000		United States Treasury Bond, 2.250%, 2/15/2052	35,089,138
		U.S. Treasury Note— 1.4%
13,150,000		United States Treasury Note, 1.875%, 2/15/2032	12,059,989
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts			Value
		U.S. TREASURIES— continued
		U.S. Treasury Note— continued
$ 500,000		United States Treasury Note, 2.750%, 4/30/2027	$ 498,110
		TOTAL	12,558,099
		TOTAL U.S. TREASURIES (IDENTIFIED COST $51,543,866)	47,647,237
		PREFERRED STOCKS— 3.8%
		Consumer Discretionary— 0.8%
26,800		Aptiv PLC, Conv. Pfd., Series A, 5.500%, 6/15/2023, Annual Dividend $5.50	3,304,440
1,630	[2]	AMZN, Issued by JP Morgan Chase & Co, ELN, 1.50%, 10/1/2022	3,938,537
		TOTAL	7,242,977
		Health Care— 0.6%
50,000		Becton Dickinson & Co., Conv. Pfd., 6.000%, 6/1/2023, Annual Dividend $3.00	2,583,500
73,991		Elanco Animal Health, Inc., Conv. Bond, 5.000%, 2/1/2023, Annual Dividend $2.50	2,811,658
		TOTAL	5,395,158
		Industrials— 0.2%
25,000		Clarivate PLC, Conv. Pfd., 5.250%, 6/1/2024, Annual Dividend $5.25	1,506,000
		Information Technology— 0.6%
2,870		Broadcom, Inc., Conv. Pfd., 8.000%, 9/30/2022, Annual Dividend $80.00	5,236,975
		Utilities— 1.6%
45,336		AES Corp., Conv. Bond, 6.875%, 2/15/2024, Annual Dividend $6.88	4,062,106
51,274		Dominion Energy, Inc., Conv. Pfd., 7.250%, 6/1/2022, Annual Dividend $7.25	5,209,951
93,839	[1]	Southern Co., Conv. Pfd., 6.750%, 8/1/2022, Annual Dividend $3.38	5,292,519
		TOTAL	14,564,576
		PREFERRED STOCKS (IDENTIFIED COST $34,576,858)	33,945,686
		CORPORATE BONDS— 2.7%
		Basic Industry - Chemicals— 0.0%
$ 175,000		Albemarle Corp., 4.150%, 12/1/2024	179,888
		Basic Industry - Metals & Mining— 0.0%
200,000		Anglo American Capital PLC, Sr. Unsecd. Note, 144A, 2.875%, 3/17/2031	173,044
75,000		Glencore Funding LLC, Sr. Unsecd. Note, 144A, 1.625%, 4/27/2026	68,048
35,000		Glencore Funding LLC, Sr. Unsecd. Note, 144A, 3.375%, 9/23/2051	25,619
		TOTAL	266,711
		Capital Goods - Aerospace & Defense— 0.1%
200,000		BAE Systems PLC, Sr. Unsecd. Note, 144A, 3.400%, 4/15/2030	186,991
225,000		Boeing Co., Sr. Unsecd. Note, 3.625%, 2/1/2031	202,364
30,000		Boeing Co., Sr. Unsecd. Note, 3.950%, 8/1/2059	21,851
320,000		Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, 3.483%, 12/1/2027	306,903
50,000		Leidos, Inc., Sr. Unsecd. Note, Series WI, 3.625%, 5/15/2025	49,747
130,000		Leidos, Inc., Sr. Unsecd. Note, Series WI, 4.375%, 5/15/2030	126,464
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts		Value
	CORPORATE BONDS— continued
	Capital Goods - Aerospace & Defense— continued
$ 170,000	Northrop Grumman Corp., Sr. Unsecd. Note, 3.250%, 1/15/2028	$ 164,998
	TOTAL	1,059,318
	Capital Goods - Building Materials— 0.0%
40,000	Allegion PLC, Sr. Unsecd. Note, 3.500%, 10/1/2029	36,197
180,000	Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.550%, 10/1/2027	171,012
	TOTAL	207,209
	Capital Goods - Construction Machinery— 0.0%
220,000	CNH Industrial NV, Sr. Unsecd. Note, Series MTN, 3.850%, 11/15/2027	215,479
	Capital Goods - Diversified Manufacturing— 0.0%
90,000	Valmont Industries, Inc., 5.250%, 10/1/2054	89,496
25,000	Valmont Industries, Inc., Sr. Unsecd. Note, 5.000%, 10/1/2044	23,986
100,000	Vontier Corp., Sr. Unsecd. Note, 1.800%, 4/1/2026	89,364
60,000	Wabtec Corp., Sr. Unsecd. Note, 3.200%, 6/15/2025	58,026
	TOTAL	260,872
	Communications - Cable & Satellite— 0.1%
95,000	Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., 5.050%, 3/30/2029	94,706
400,000	Comcast Corp., Sr. Unsecd. Note, 3.150%, 2/15/2028	391,261
200,000	Comcast Corp., Sr. Unsecd. Note, 3.300%, 2/1/2027	198,208
200,000	Comcast Corp., Sr. Unsecd. Note, 3.950%, 10/15/2025	204,217
	TOTAL	888,392
	Communications - Media & Entertainment— 0.0%
50,000	Alphabet, Inc., Sr. Unsecd. Note, 1.900%, 8/15/2040	37,297
150,000	Netflix, Inc., Sr. Unsecd. Note, 4.875%, 4/15/2028	148,910
150,000	Paramount Global, Sr. Unsecd. Note, 4.200%, 5/19/2032	140,627
40,000	Walt Disney Co., Sr. Unsecd. Note, 3.600%, 1/13/2051	35,529
	TOTAL	362,363
	Communications - Telecom Wireless— 0.1%
175,000	American Tower Corp., Sr. Unsecd. Note, 5.000%, 2/15/2024	179,736
150,000	Crown Castle International Corp., Sr. Unsecd. Note, 5.200%, 2/15/2049	151,259
100,000	T-Mobile USA, Inc., Sec. Fac. Bond, 144A, 2.700%, 3/15/2032	86,542
	TOTAL	417,537
	Communications - Telecom Wirelines— 0.1%
200,000	AT&T, Inc., Sr. Unsecd. Note, 0.900%, 3/25/2024	192,841
200,000	AT&T, Inc., Sr. Unsecd. Note, 1.700%, 3/25/2026	186,459
85,000	AT&T, Inc., Sr. Unsecd. Note, 3.850%, 6/1/2060	69,987
190,000	AT&T, Inc., Sr. Unsecd. Note, Series WI, 5.300%, 8/15/2058	193,775
150,000	Rogers Communications, Inc., Sr. Unsecd. Note, 144A, 4.500%, 3/15/2042	139,459
110,000	Verizon Communications, Inc., Sr. Unsecd. Note, 3.550%, 3/22/2051	93,130
	TOTAL	875,651
	Consumer Cyclical - Automotive— 0.1%
150,000	Daimler Trucks Financial NA, Sr. Unsecd. Note, 144A, 2.375%, 12/14/2028	133,232
100,000	General Motors Co., Sr. Unsecd. Note, 5.200%, 4/1/2045	90,953
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts		Value
	CORPORATE BONDS— continued
	Consumer Cyclical - Automotive— continued
$ 75,000	General Motors Co., Sr. Unsecd. Note, 6.125%, 10/1/2025	$ 79,465
60,000	Hyundai Capital America, Sr. Unsecd. Note, 144A, 2.375%, 2/10/2023	59,606
	TOTAL	363,256
	Consumer Cyclical - Leisure— 0.0%
100,000	Magallanes, Inc., Sr. Unsecd. Note, 144A, 4.279%, 3/15/2032	93,559
100,000	Magallanes, Inc., Sr. Unsecd. Note, 144A, 5.050%, 3/15/2042	90,527
	TOTAL	184,086
	Consumer Cyclical - Retailers— 0.1%
150,000	Advance Auto Parts, Inc., Sr. Unsecd. Note, Series WI, 3.900%, 4/15/2030	140,801
150,000	Alimentation Couche-Tard, Inc., Sr. Unsecd. Note, 144A, 3.800%, 1/25/2050	116,748
80,000	AutoNation, Inc., Sr. Unsecd. Note, 3.850%, 3/1/2032	71,801
25,000	AutoNation, Inc., Sr. Unsecd. Note, 4.750%, 6/1/2030	24,426
125,000	CVS Health Corp., Sr. Unsecd. Note, 5.050%, 3/25/2048	127,584
200,000	Home Depot, Inc., Sr. Unsecd. Note, 2.500%, 4/15/2027	191,611
150,000	Home Depot, Inc., Sr. Unsecd. Note, 2.950%, 6/15/2029	142,925
	TOTAL	815,896
	Consumer Cyclical - Services— 0.0%
200,000	Cintas Corp. No. 2, Sr. Unsecd. Note, 3.700%, 4/1/2027	201,432
80,000	Visa, Inc., Sr. Unsecd. Note, 2.750%, 9/15/2027	78,027
	TOTAL	279,459
	Consumer Non-Cyclical - Food/Beverage— 0.1%
250,000	Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.900%, 2/1/2046	249,787
150,000	Coca-Cola Femsa S.A.B. de C.V., Sr. Unsecd. Note, 2.750%, 1/22/2030	138,006
45,000	Constellation Brands, Inc., Sr. Unsecd. Note, 3.750%, 5/1/2050	37,129
200,000	Grupo Bimbo S.A.B. de CV, Sr. Unsecd. Note, 144A, 3.875%, 6/27/2024	200,765
150,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 4.375%, 6/1/2046	131,978
130,000	Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 3.000%, 10/15/2030	112,087
150,000	Sysco Corp., Sr. Unsecd. Note, 3.250%, 7/15/2027	145,475
	TOTAL	1,015,227
	Consumer Non-Cyclical - Health Care— 0.0%
55,000	Agilent Technologies, Inc., Sr. Unsecd. Note, 2.100%, 6/4/2030	46,375
55,000	Dentsply Sirona, Inc., Sr. Unsecd. Note, 3.250%, 6/1/2030	47,914
125,000	HCA, Inc., Sec. Fac. Bond, 3.500%, 7/15/2051	93,650
150,000	Thermo Fisher Scientific, Inc., Sr. Unsecd. Note, 1.215%, 10/18/2024	143,722
	TOTAL	331,661
	Consumer Non-Cyclical - Pharmaceuticals— 0.1%
235,000	AbbVie, Inc., Sr. Unsecd. Note, 3.200%, 11/21/2029	221,140
60,000	AstraZeneca Finance LLC, Sr. Unsecd. Note, 2.250%, 5/28/2031	53,286
200,000	Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 4.350%, 11/15/2047	199,994
	TOTAL	474,420
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts		Value
	CORPORATE BONDS— continued
	Consumer Non-Cyclical - Products— 0.0%
$ 65,000	Church & Dwight Co., Inc., Sr. Unsecd. Note, 2.300%, 12/15/2031	$ 55,778
100,000	Procter & Gamble Co., Sr. Unsecd. Note, 3.000%, 3/25/2030	96,236
	TOTAL	152,014
	Consumer Non-Cyclical - Tobacco— 0.1%
110,000	Altria Group, Inc., Sr. Unsecd. Note, 2.450%, 2/4/2032	88,823
85,000	Altria Group, Inc., Sr. Unsecd. Note, 3.700%, 2/4/2051	59,699
320,000	Reynolds American, Inc., Sr. Unsecd. Note, 7.000%, 8/4/2041	335,822
	TOTAL	484,344
	Energy - Independent— 0.0%
145,000	Hess Corp., Sr. Unsecd. Note, 5.600%, 2/15/2041	148,014
	Energy - Integrated— 0.0%
50,000	Cenovus Energy, Inc., Sr. Unsecd. Note, 4.250%, 4/15/2027	50,206
300,000	Exxon Mobil Corp., Sr. Unsecd. Note, 3.482%, 3/19/2030	295,608
	TOTAL	345,814
	Energy - Midstream— 0.1%
105,000	Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 4.800%, 5/3/2029	103,990
155,000	Energy Transfer Partners LP, Sr. Unsecd. Note, 4.050%, 3/15/2025	155,463
125,000	MPLX LP, Sr. Unsecd. Note, 4.950%, 3/14/2052	115,385
200,000	ONEOK, Inc., Sr. Unsecd. Note, 4.550%, 7/15/2028	199,162
30,000	Targa Resources, Inc., Sr. Unsecd. Note, 4.200%, 2/1/2033	28,438
	TOTAL	602,438
	Energy - Refining— 0.0%
140,000	Valero Energy Corp., Sr. Unsecd. Note, 4.000%, 4/1/2029	136,447
	Financial Institution - Banking— 0.6%
400,000	Bank of America Corp., Sr. Unsecd. Note, 2.592%, 4/29/2031	351,730
200,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 2.884%, 10/22/2030	180,830
500,000	Bank of America Corp., Sub. Note, Series MTN, 4.000%, 1/22/2025	502,697
125,000	Capital One Financial Corp., Sr. Unsecd. Note, 3.900%, 1/29/2024	126,324
800,000	Citigroup, Inc., Sr. Unsecd. Note, 3.200%, 10/21/2026	776,395
250,000	Citizens Bank N.A., Sr. Unsecd. Note, Series BKNT, 3.750%, 2/18/2026	251,067
80,000	FNB Corp. (PA), Sr. Unsecd. Note, 2.200%, 2/24/2023	79,263
100,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.102%, 2/24/2033	88,938
250,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.500%, 4/1/2025	249,874
300,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.691%, 6/5/2028	292,304
250,000	HSBC Holdings PLC, Sr. Unsecd. Note, 3.900%, 5/25/2026	247,270
250,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 2.083%, 4/22/2026	237,903
100,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 2.963%, 1/25/2033	89,365
600,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 3.782%, 2/1/2028	591,324
100,000	Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 4.431%, 1/23/2030	100,656
350,000	Morgan Stanley, Sr. Unsecd. Note, Series MTN, 6.250%, 8/9/2026	379,931
150,000	Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 1.887%, 6/7/2029	132,873
210,000	Wells Fargo & Co., Sr. Unsecd. Note, 2.188%, 4/30/2026	199,887
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts		Value
	CORPORATE BONDS— continued
	Financial Institution - Banking— continued
$ 275,000	Wells Fargo & Co., Sr. Unsecd. Note, 3.000%, 10/23/2026	$ 265,529
100,000	Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 2.879%, 10/30/2030	91,080
	TOTAL	5,235,240
	Financial Institution - Broker/Asset Mgr/Exchange— 0.0%
50,000	Jefferies Group LLC, Sr. Unsecd. Note, 2.750%, 10/15/2032	40,502
	Financial Institution - Finance Companies— 0.0%
175,000	AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 3.400%, 10/29/2033	144,403
	Financial Institution - Insurance - Life— 0.1%
200,000	Massachusetts Mutual Life Insurance Co., Sub. Note, 144A, 4.900%, 4/1/2077	191,097
340,000	Pacific Life Insurance Co., Sub. Note, 144A, 4.300%, 10/24/2067	295,763
	TOTAL	486,860
	Financial Institution - Insurance - P&C— 0.0%
250,000	Nationwide Mutual Insurance Co., Sub. Note, 144A, 9.375%, 8/15/2039	356,310
	Financial Institution - REIT - Apartment— 0.1%
195,000	Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 3.350%, 5/15/2027	190,779
250,000	Mid-America Apartment Communities LP, Sr. Unsecd. Note, 3.750%, 6/15/2024	252,244
	TOTAL	443,023
	Financial Institution - REIT - Healthcare— 0.0%
200,000	Physicians Realty Trust, Sr. Unsecd. Note, 4.300%, 3/15/2027	200,860
110,000	Welltower, Inc., Sr. Unsecd. Note, 2.750%, 1/15/2031	96,102
	TOTAL	296,962
	Financial Institution - REIT - Office— 0.1%
130,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 1.875%, 2/1/2033	103,066
300,000	Boston Properties LP, Sr. Unsecd. Note, 4.500%, 12/1/2028	302,015
40,000	Piedmont Operating Partnership, LP, Sr. Unsecd. Note, 2.750%, 4/1/2032	32,278
	TOTAL	437,359
	Financial Institution - REIT - Other— 0.0%
115,000	WP Carey, Inc., Sr. Unsecd. Note, 3.850%, 7/15/2029	110,252
	Financial Institution - REIT - Retail— 0.0%
160,000	Regency Centers LP, Sr. Unsecd. Note, 4.125%, 3/15/2028	158,311
	Technology— 0.1%
95,000	Broadcom, Inc., Sr. Unsecd. Note, 4.150%, 11/15/2030	90,257
5,000	Broadcom, Inc., Sr. Unsecd. Note, 144A, 3.187%, 11/15/2036	4,015
155,000	CDW LLC / CDW Finance, Sr. Unsecd. Note, 2.670%, 12/1/2026	142,887
135,000	Equifax, Inc., Sr. Unsecd. Note, 2.600%, 12/1/2024	132,073
150,000	Fiserv, Inc., Sr. Unsecd. Note, 3.500%, 7/1/2029	140,420
20,000	Skyworks Solutions, Inc., Sr. Unsecd. Note, 1.800%, 6/1/2026	18,021
40,000	VMware, Inc., Sr. Unsecd. Note, 1.400%, 8/15/2026	35,897
35,000	VMware, Inc., Sr. Unsecd. Note, 2.200%, 8/15/2031	28,461
	TOTAL	592,031
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts		Value
	CORPORATE BONDS— continued
	Technology Services— 0.0%
$ 40,000	Verisign, Inc., Sr. Unsecd. Note, 2.700%, 6/15/2031	$ 33,446
	Transportation - Airlines— 0.3%
2,000,000	American Airlines Group, Inc., Conv. Bond, 6.500%, 7/1/2025	2,687,840
	Transportation - Railroads— 0.0%
105,000	Kansas City Southern Industries, Inc., Sr. Unsecd. Note, 3.500%, 5/1/2050	85,863
65,000	Union Pacific Corp., Sr. Unsecd. Note, 2.400%, 2/5/2030	58,715
	TOTAL	144,578
	Transportation - Services— 0.0%
120,000	GXO Logistics, Inc., Sr. Unsecd. Note, 144A, 2.650%, 7/15/2031	97,850
135,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 4.000%, 7/15/2025	135,190
	TOTAL	233,040
	Utility - Electric— 0.3%
75,000	Black Hills Corp., Sr. Unsecd. Note, 2.500%, 6/15/2030	64,580
150,000	CenterPoint Energy, Inc., Sr. Unsecd. Note, 2.650%, 6/1/2031	130,754
300,000	Enel Finance International SA, Company Guarantee, 144A, 6.000%, 10/7/2039	324,279
290,000	Exelon Corp., Sr. Unsecd. Note, 3.400%, 4/15/2026	285,264
30,000	Exelon Corp., Sr. Unsecd. Note, 144A, 4.100%, 3/15/2052	26,805
80,000	FirstEnergy Transmission LLC, Sr. Unsecd. Note, 144A, 4.550%, 4/1/2049	68,240
280,000	Kansas City Power and Light Co., Sr. Unsecd. Note, 4.200%, 3/15/2048	269,716
230,000	National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, 2.950%, 2/7/2024	230,103
150,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 1.900%, 6/15/2028	133,953
130,000	NiSource Finance Corp., Sr. Unsecd. Note, 4.375%, 5/15/2047	116,118
150,000	Northeast Utilities, Sr. Unsecd. Note, Series H, 3.150%, 1/15/2025	148,550
300,000	PPL Capital Funding, Inc., Sr. Unsecd. Note, 3.100%, 5/15/2026	291,492
45,000	Puget Energy, Inc., Sec. Fac. Bond, 2.379%, 6/15/2028	40,108
175,000	Southern Co., Jr. Sub. Note, Series B, 4.000%, 1/15/2051	161,627
280,000	Virginia Electric & Power Co., Sr. Unsecd. Note, Series A, 3.500%, 3/15/2027	278,233
45,000	WEC Energy Group, Inc., Sr. Unsecd. Note, 2.200%, 12/15/2028	40,204
	TOTAL	2,610,026
	Utility - Natural Gas— 0.1%
150,000	National Fuel Gas Co., Sr. Unsecd. Note, 5.500%, 1/15/2026	155,019
250,000	Southern Natural Gas, Sr. Unsecd. Note, 144A, 4.800%, 3/15/2047	231,452
	TOTAL	386,471
	TOTAL CORPORATE BONDS (IDENTIFIED COST $24,968,027)	24,463,150
	COMMERCIAL MORTGAGE-BACKED SECURITIES— 1.0%
	Agency Commercial Mortgage-Backed Securities— 0.3%
1,025,000	FHLMC REMIC, Series K054, Class A2, 2.745%, 1/25/2026	1,010,824
985,294	FHLMC REMIC, Series K105, Class A1, 1.536%, 9/25/2029	904,580
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts			Value
		COMMERCIAL MORTGAGE-BACKED SECURITIES— continued
		Agency Commercial Mortgage-Backed Securities— continued
$ 600,000		FHLMC REMIC, Series K109, Class A2, 1.558%, 4/25/2030	$ 526,959
		TOTAL	2,442,363
		Commercial Mortgage— 0.7%
875,000		Bank 2018-BN12, Class A4, 4.255%, 5/15/2061	881,384
1,225,000	[3]	Bank 2018-BN15, Class A4, 4.407% (12-month USLIBOR +0.000%), 11/15/2061	1,243,236
2,000,000		Benchmark Mortgage Trust 2018-B4, Class A5, 4.121%, 7/15/2051	2,002,746
400,000		CD Commercial Mortgage Trust 2016-CD4, Class A4, 3.514%, 5/10/2050	388,344
2,000,000		JPMDB Commercial Mortgage Securities Trust 2016-C4, Class A3, 3.141%, 12/15/2049	1,925,494
		TOTAL	6,441,204
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $9,363,109)	8,883,567
		COLLATERALIZED MORTGAGE OBLIGATIONS— 0.2%
		Commercial Mortgage— 0.2%
285,000		Bank, Class A4, 3.394%, 3/15/2064	267,575
1,969,610		GS Mortgage-Backed Securities 2022-PJ3, Class A4, 2.500%, 8/25/2052	1,726,025
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $2,134,044)	1,993,600
		ASSET-BACKED SECURITY— 0.1%
		Other— 0.1%
760,000		Home Partners of America Trust 2022-1, Class B, 4.330%, 4/17/2039 (IDENTIFIED COST $752,463)	754,344
		WARRANT— 0.1%
		Materials— 0.1%
4,803	[1]	Hercules, Inc., Warrants (IDENTIFIED COST $0)	618,521
		PURCHASED CALL OPTION— 0.1%
8,400	[1]	SPDR S&P 500 ETF Trust, Notional Amount $346,861,200, Exercise Price $435.00, Expiration 6/17/2022 (IDENTIFIED COST $1,550,411)	961,800
		PURCHASED PUT OPTION— 0.0%
70	[1]	NVIDIA Corp., Notional Amount $1,307,040, Exercise Price $155.00, Expiration 6/17/2022 (IDENTIFIED COST $54,309)	9,695
		INVESTMENT COMPANIES— 46.7%
2,508,330		Bank Loan Core Fund	22,775,633
10,372,172		Emerging Markets Core Fund	88,474,623
56,275,888		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 0.83%[4]	56,259,005
20,338,038		High Yield Bond Core Fund	115,520,061
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts		Value
	INVESTMENT COMPANIES— continued
14,935,329	Mortgage Core Fund	$134,417,958
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $477,884,435)	417,447,280
	TOTAL INVESTMENT IN SECURITIES—100% (IDENTIFIED COST $930,322,565)[5]	894,671,037
	OTHER ASSETS AND LIABILITIES - NET—(0.0)%[6]	(433,275)
	TOTAL NET ASSETS—100%	$894,237,762
At May 31, 2022, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
Long Futures:
[1]United States Treasury Notes 2-Year Long Futures	358	$75,574,359	September 2022	$67,190
[1]United States Treasury Notes 5-Year Long Futures	318	$35,919,094	September 2022	$93,753
[1]United States Treasury Notes 10-Year Long Futures	79	$9,436,797	September 2022	$(633)
[1]United States Treasury Notes 10-Year Ultra Long Futures	212	$27,238,687	September 2022	$39,273
Short Futures:
[1]United States Treasury Ultra Bond Short Futures	295	$45,946,250	September 2022	$56,953
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$256,536
At May 31, 2022, the Fund had the following outstanding written options contracts:
Counterparty	Description	Number of Contracts	Notional Amount	Expiration Date	Exercise Price	Value
Call Options:
JP Morgan	SPDR S&P 500 ETF Trust	8,400	$346,861,200	June 2022	$445.00	$(247,800)
Instinet	NVIDIA Corp.	70	$1,307,040	June 2022	$230.00	$(2,800)
Put Option:
Instinet	NVIDIA Corp.	70	$1,307,040	June 2022	$135.00	$(2,415)
(Premium Received $195,020)						$(253,015)
Net Unrealized Appreciation on Futures Contracts and Value of Written Options are included in “Other Assets and Liabilities—Net.”
Semi-Annual Shareholder Report

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended May 31, 2022, were as follows:
Affiliates	Value as of 11/30/2021	Purchases at Cost	Proceeds from Sales
Bank Loan Core Fund	$41,393,773	$938,829	$(18,000,000)
Emerging Markets Core Fund	$107,268,722	$2,000,000	$(9,280,000)
Federated Institutional Prime Value Obligations Fund, Institutional Shares	$26,119,381	$205,721,539	$(175,571,832)
High Yield Bond Core Fund	$189,567,196	$—	$(60,000,000)
Mortgage Core Fund	$123,919,469	$20,500,000	$—
TOTAL OF AFFILIATED TRANSACTIONS	$488,268,541	$229,160,368	$(262,851,832)
Semi-Annual Shareholder Report

Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)	Value as of 5/31/2022	Shares Held as of 5/31/2022	Dividend Income	Gain Distributions Received
$(1,431,414)	$(125,555)	$22,775,633	2,508,330	$938,812	$—
$(10,551,485)	$(962,614)	$88,474,623	10,372,172	$3,162,695	$—
$(5,335)	$(4,748)	$56,259,005	56,275,888	$106,620	$5,049
$(8,151,859)	$(5,895,276)	$115,520,061	20,338,038	$4,795,494	$—
$(10,001,511)	$—	$134,417,958	14,935,329	$1,403,374	$—
$(30,141,604)	$(6,988,193)	$417,447,280	104,429,757	$10,406,995	$5,049

1	Non-income-producing security.
2
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or
(b) is subject to a contractual restriction on public sales. At May 31, 2022, these restricted securities amounted to $3,938,537, which represented 0.4% of total net assets.

3	Floating/variable note with current rate and current maturity or next reset date shown.
4	7-day net yield.
5	The cost of investments for federal tax purposes amounts to $930,394,016.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at May 31, 2022.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Shareholder Report

The following is a summary of the inputs used, as of May 31, 2022, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$338,616,489	$—	$—	$338,616,489
International	19,329,668	—	—	19,329,668
Preferred Stocks
Domestic	19,986,758	3,938,537	—	23,925,295
International	10,020,391	—	—	10,020,391
Debt Securities:
U.S. Treasuries	—	47,647,237	—	47,647,237
Corporate Bonds	—	24,463,150	—	24,463,150
Commercial Mortgage-Backed Securities	—	8,883,567	—	8,883,567
Collateralized Mortgage Obligations	—	1,993,600	—	1,993,600
Asset-Backed Security	—	754,344	—	754,344
Warrant	—	618,521	—	618,521
Purchased Call Option	961,800	—	—	961,800
Purchased Put Option	9,695	—	—	9,695
Investment Companies	417,447,280	—	—	417,447,280
TOTAL SECURITIES	$806,372,081	$88,298,956	$—	$894,671,037
Other Financial Instruments:
Assets
Futures Contracts	$257,169	$—	$—	$257,169
Liabilities
Futures Contracts	(633)	—	—	(633)
Written Options Contracts	(253,015)	—	—	(253,015)
TOTAL OTHER FINANCIAL INSTRUMENTS	$3,521	$—	$—	$3,521

The following acronym(s) are used throughout this portfolio:
BKNT	—Bank Notes
ELN	—Equity-Linked Notes
ETF	—Exchange-Traded Fund
FHLMC	—Federal Home Loan Mortgage Corporation
GMTN	—Global Medium Term Note
LIBOR	—London Interbank Offered Rate
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust
REMIC	—Real Estate Mortgage Investment Conduit
SPDR	—Standard & Poor’s Depositary Receipt
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2022	Year Ended November 30,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$8.82	$8.31	$7.94	$7.64	$8.11	$7.61
Income From Investment Operations:
Net investment income (loss)[1]	0.13	0.30	0.28	0.28	0.32	0.30
Net realized and unrealized gain (loss)	(0.57)	0.52	0.38	0.31	(0.46)	0.52
Total From Investment Operations	(0.44)	0.82	0.66	0.59	(0.14)	0.82
Less Distributions:
Distributions from net investment income	(0.13)	(0.31)	(0.29)	(0.29)	(0.33)	(0.32)
Net Asset Value, End of Period	$8.25	$8.82	$8.31	$7.94	$7.64	$8.11
Total Return[2]	(5.01)%	9.89%	8.57%	7.89%	(1.79)%	10.94%
Ratios to Average Net Assets:
Net expenses[3]	0.88%[4]	0.88%	0.88%	0.88%	0.88%	0.88%
Net investment income	2.95%[4]	3.39%	3.58%	3.66%	4.05%	3.80%
Expense waiver/reimbursement[5]	0.19%[4]	0.18%	0.19%	0.19%	0.18%	0.16%
Supplemental Data:
Net assets, end of period (000 omitted)	$462,435	$481,531	$426,630	$435,330	$487,934	$614,835
Portfolio turnover[6]	37%	57%	80%	59%	105%	51%

1	Per share numbers have been calculated using the average shares method.
2
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class B Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2022	Year Ended November 30,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$8.84	$8.32	$7.96	$7.65	$8.13	$7.63
Income From Investment Operations:
Net investment income (loss)[1]	0.09	0.23	0.21	0.22	0.26	0.24
Net realized and unrealized gain (loss)	(0.57)	0.52	0.37	0.32	(0.47)	0.52
Total From Investment Operations	(0.48)	0.75	0.58	0.54	(0.21)	0.76
Less Distributions:
Distributions from net investment income	(0.09)	(0.23)	(0.22)	(0.23)	(0.27)	(0.26)
Net Asset Value, End of Period	$8.27	$8.84	$8.32	$7.96	$7.65	$8.13
Total Return[2]	(5.40)%	9.08%	7.51%	7.12%	(2.66)%	10.07%
Ratios to Average Net Assets:
Net expenses[3]	1.73%[4]	1.72%	1.73%	1.71%	1.64%	1.64%
Net investment income	2.08%[4]	2.57%	2.75%	2.83%	3.28%	3.04%
Expense waiver/reimbursement[5]	0.12%[4]	0.11%	0.12%	0.13%	0.18%	0.18%
Supplemental Data:
Net assets, end of period (000 omitted)	$24,011	$33,721	$47,036	$59,115	$69,110	$88,136
Portfolio turnover[6]	37%	57%	80%	59%	105%	51%

1	Per share numbers have been calculated using the average shares method.
2
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2022	Year Ended November 30,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$8.83	$8.31	$7.95	$7.64	$8.11	$7.61
Income From Investment Operations:
Net investment income (loss)[1]	0.09	0.23	0.22	0.22	0.26	0.24
Net realized and unrealized gain (loss)	(0.56)	0.52	0.36	0.32	(0.46)	0.52
Total From Investment Operations	(0.47)	0.75	0.58	0.54	(0.20)	0.76
Less Distributions:
Distributions from net investment income	(0.10)	(0.23)	(0.22)	(0.23)	(0.27)	(0.26)
Net Asset Value, End of Period	$8.26	$8.83	$8.31	$7.95	$7.64	$8.11
Total Return[2]	(5.40)%	9.11%	7.53%	7.15%	(2.55)%	10.09%
Ratios to Average Net Assets:
Net expenses[3]	1.72%[4]	1.71%	1.71%	1.69%	1.64%	1.64%
Net investment income	2.09%[4]	2.58%	2.77%	2.84%	3.29%	3.04%
Expense waiver/reimbursement[5]	0.12%[4]	0.11%	0.12%	0.12%	0.17%	0.16%
Supplemental Data:
Net assets, end of period (000 omitted)	$131,989	$189,314	$252,421	$335,247	$423,771	$599,819
Portfolio turnover[6]	37%	57%	80%	59%	105%	51%

1	Per share numbers have been calculated using the average shares method.
2
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class F Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2022	Year Ended November 30,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$8.81	$8.30	$7.94	$7.63	$8.11	$7.60
Income From Investment Operations:
Net investment income (loss)[1]	0.13	0.30	0.28	0.28	0.32	0.30
Net realized and unrealized gain (loss)	(0.57)	0.52	0.36	0.32	(0.47)	0.53
Total From Investment Operations	(0.44)	0.82	0.64	0.60	(0.15)	0.83
Less Distributions:
Distributions from net investment income	(0.13)	(0.31)	(0.28)	(0.29)	(0.33)	(0.32)
Net Asset Value, End of Period	$8.24	$8.81	$8.30	$7.94	$7.63	$8.11
Total Return[2]	(5.02)%	9.89%	8.44%	8.02%	(1.93)%	11.08%
Ratios to Average Net Assets:
Net expenses[3]	0.89%[4]	0.89%	0.89%	0.89%	0.89%	0.89%
Net investment income	2.94%[4]	3.38%	3.57%	3.65%	4.04%	3.79%
Expense waiver/reimbursement[5]	0.17%[4]	0.17%	0.18%	0.17%	0.17%	0.16%
Supplemental Data:
Net assets, end of period (000 omitted)	$104,825	$116,303	$121,891	$133,595	$152,820	$184,305
Portfolio turnover[6]	37%	57%	80%	59%	105%	51%

1	Per share numbers have been calculated using the average shares method.
2
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class R Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2022	Year Ended November 30,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$8.84	$8.32	$7.95	$7.65	$8.12	$7.62
Income From Investment Operations:
Net investment income (loss)[1]	0.12	0.29	0.27	0.27	0.31	0.28
Net realized and unrealized gain (loss)	(0.56)	0.53	0.37	0.31	(0.46)	0.52
Total From Investment Operations	(0.44)	0.82	0.64	0.58	(0.15)	0.80
Less Distributions:
Distributions from net investment income	(0.13)	(0.30)	(0.27)	(0.28)	(0.32)	(0.30)
Net Asset Value, End of Period	$8.27	$8.84	$8.32	$7.95	$7.65	$8.12
Total Return[2]	(5.05)%	9.87%	8.37%	7.68%	(1.99)%	10.69%
Ratios to Average Net Assets:
Net expenses[3]	0.99%[4]	1.01%	1.03%	1.07%	1.09%	1.09%
Net investment income	2.85%[4]	3.26%	3.45%	3.48%	3.84%	3.60%
Expense waiver/reimbursement[5]	0.37%[4]	0.36%	0.37%	0.36%	0.35%	0.35%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,072	$1,088	$1,066	$1,085	$1,076	$1,123
Portfolio turnover[6]	37%	57%	80%	59%	105%	51%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2022	Year Ended November 30,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$8.83	$8.32	$7.95	$7.65	$8.12	$7.62
Income From Investment Operations:
Net investment income (loss)[1]	0.14	0.32	0.30	0.30	0.34	0.32
Net realized and unrealized gain (loss)	(0.57)	0.52	0.37	0.31	(0.46)	0.52
Total From Investment Operations	(0.43)	0.84	0.67	0.61	(0.12)	0.84
Less Distributions:
Distributions from net investment income	(0.14)	(0.33)	(0.30)	(0.31)	(0.35)	(0.34)
Net Asset Value, End of Period	$8.26	$8.83	$8.32	$7.95	$7.65	$8.12
Total Return[2]	(4.88)%	10.15%	8.84%	8.15%	(1.54)%	11.20%
Ratios to Average Net Assets:
Net expenses[3]	0.63%[4]	0.63%	0.63%	0.63%	0.63%	0.63%
Net investment income	3.20%[4]	3.62%	3.84%	3.90%	4.30%	4.04%
Expense waiver/reimbursement[5]	0.19%[4]	0.18%	0.20%	0.18%	0.17%	0.17%
Supplemental Data:
Net assets, end of period (000 omitted)	$169,905	$184,251	$148,479	$177,672	$252,899	$310,996
Portfolio turnover[6]	37%	57%	80%	59%	105%	51%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
May 31, 2022 (unaudited)

Assets:
Investment in securities, at value including $417,447,280 of investment in affiliated holdings* (identified cost $930,322,565)	$894,671,037
Cash	1,441,288
Due from broker (Note 2)	2,473
Income receivable	1,915,480
Income receivable from affiliated holdings	1,662,875
Receivable for investments sold	314,346
Receivable for shares sold	191,638
Receivable for variation margin on futures contracts	214,642
Total Assets	900,413,779
Liabilities:
Payable for investments purchased	4,967,447
Payable for shares redeemed	508,402
Written options outstanding (premium received $195,020), at value	253,015
Payable for investment adviser fee (Note 5)	11,805
Payable for administrative fee (Note 5)	1,932
Payable for distribution services fee (Note 5)	100,783
Payable for other service fees (Notes 2 and 5)	139,765
Accrued expenses (Note 5)	192,868
Total Liabilities	6,176,017
Net assets for 108,351,658 shares outstanding	$894,237,762
Net Assets Consist of:
Paid-in capital	$1,094,709,957
Total distributable earnings (loss)	(200,472,195)
Total Net Assets	$894,237,762
Semi-Annual Shareholder Report

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($462,435,280 ÷ 56,042,760 shares outstanding), no par value, unlimited shares authorized	$8.25
Offering price per share (100/94.50 of $8.25)	$8.73
Redemption proceeds per share	$8.25
Class B Shares:
Net asset value per share ($24,011,280 ÷ 2,903,571 shares outstanding), no par value, unlimited shares authorized	$8.27
Offering price per share	$8.27
Redemption proceeds per share (94.50/100 of $8.27)	$7.82
Class C Shares:
Net asset value per share ($131,989,399 ÷ 15,987,812 shares outstanding), no par value, unlimited shares authorized	$8.26
Offering price per share	$8.26
Redemption proceeds per share (99.00/100 of $8.26)	$8.18
Class F Shares:
Net asset value per share ($104,825,012 ÷ 12,718,294 shares outstanding), no par value, unlimited shares authorized	$8.24
Offering price per share (100/99.00 of $8.24)	$8.32
Redemption proceeds per share (99.00/100 of $8.24)	$8.16
Class R Shares:
Net asset value per share ($1,072,012 ÷ 129,702 shares outstanding), no par value, unlimited shares authorized	$8.27
Offering price per share	$8.27
Redemption proceeds per share	$8.27
Institutional Shares:
Net asset value per share ($169,904,779 ÷ 20,569,519 shares outstanding), no par value, unlimited shares authorized	$8.26
Offering price per share	$8.26
Redemption proceeds per share	$8.26

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended May 31, 2022 (unaudited)

Investment Income:
Dividends (including $10,406,995 received from affiliated holdings* and net of foreign taxes withheld of $152,791)	$17,243,788
Interest	1,078,879
TOTAL INCOME	18,322,667
Expenses:
Investment adviser fee (Note 5)	2,870,273
Administrative fee (Note 5)	376,337
Custodian fees	28,789
Transfer agent fees (Note 2)	455,883
Directors’/Trustees’ fees (Note 5)	3,268
Auditing fees	17,841
Legal fees	4,601
Portfolio accounting fees	99,527
Distribution services fee (Note 5)	721,922
Other service fees (Notes 2 and 5)	968,634
Share registration costs	47,887
Printing and postage	33,632
Miscellaneous (Note 5)	17,328
TOTAL EXPENSES	5,645,922
Waivers and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	(551,159)
Waiver/reimbursement of other operating expenses (Notes 2 and 5)	(279,612)
TOTAL WAIVERS AND REIMBURSEMENTS	(830,771)
Net expenses	4,815,151
Net investment income	13,507,516
Semi-Annual Shareholder Report

Statement of Operations–continued
Realized and Unrealized Gain (Loss) on Investments, Foreign Currency Transactions, Foreign Exchange Contracts, Futures Contracts and Written Options:
Net realized gain on investments (including net realized loss of $(6,988,193) on sales of investments in affiliated holdings*)	$22,185,153
Net realized gain on foreign currency transactions	31,249
Net realized loss on foreign exchange contracts	(27,168)
Net realized gain on futures contracts	2,123,175
Net realized gain on written options	326,966
Realized gain distribution from affiliated investment company shares*	5,049
Net change in unrealized appreciation of investments (including net change in unrealized depreciation of $(30,141,604) on investments in affiliated holdings*)	(87,406,512)
Net change in unrealized appreciation/depreciation of translation of assets and liabilities in foreign currency	(16,077)
Net change in unrealized appreciation of futures contracts	213,579
Net change in unrealized appreciation of written options	(57,995)
Net realized and unrealized gain (loss) on investments, foreign currency transactions, foreign exchange contracts, futures contracts and written options	(62,622,581)
Change in net assets resulting from operations	$(49,115,065)

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 5/31/2022	Year Ended 11/30/2021
Increase (Decrease) in Net Assets
Operations:
Net investment income	$13,507,516	$32,739,395
Net realized gain (loss)	24,644,424	63,837,513
Net change in unrealized appreciation/depreciation	(87,267,005)	(2,111,095)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(49,115,065)	94,465,813
Distributions to Shareholders:
Class A Shares	(7,246,663)	(16,220,030)
Class B Shares	(308,773)	(1,082,054)
Class C Shares	(1,750,506)	(6,011,067)
Class F Shares	(1,688,445)	(4,227,580)
Class R Shares	(16,189)	(36,989)
Institutional Shares	(2,960,336)	(5,968,054)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(13,970,912)	(33,545,774)
Share Transactions:
Proceeds from sale of shares	68,711,572	135,549,361
Proceeds from shares issued in connection with the tax-free transfer of assets from Hancock Diversified Income Fund	—	34,137,428
Net asset value of shares issued to shareholders in payment of distributions declared	13,214,461	31,733,217
Cost of shares redeemed	(130,809,165)	(253,656,194)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(48,883,132)	(52,236,188)
Change in net assets	(111,969,109)	8,683,851
Net Assets:
Beginning of period	1,006,206,871	997,523,020
End of period	$894,237,762	$1,006,206,871
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
May 31, 2022 (unaudited)
1. ORGANIZATION
Federated Hermes Income Securities Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of seven portfolios. The financial statements included herein are only those of Federated Hermes Capital Income Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers six classes of shares: Class A Shares, Class B Shares, Class C Shares, Class F Shares, Class R Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The primary investment objective of the Fund is current income and long-term growth of income. Capital appreciation is a secondary objective.
Class B Shares may be purchased through an exchange from the same share class of another Federated Hermes fund but are closed to new accounts, new investors and new purchases made by existing shareholders (excluding reinvestment of dividends and capital gains). Class B Shares of the Fund may be exchanged for Class B Shares of any other Federated Hermes fund.
At the close of business on September 24, 2021, the Fund acquired all of the net assets of Hancock Horizon Diversified Income Fund (the “Acquired Fund”), an open-end investment company in a tax-free reorganization, in exchange for Class A Shares and Institutional Shares of the Fund pursuant to a plan of reorganization approved by the Acquired Fund’s Shareholders on September 10, 2021. In connection with the acquisition, the Acquired Fund’s Investor Class Shares and Institutional Class Shares were exchanged for Class A Shares and Institutional Shares, respectively, of the Fund. The purpose of the transaction was to combine two portfolios with comparable investment objectives and strategies. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Fund was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
For every one share of the Acquired Fund Share Class exchanged, a shareholder received the following shares of the Fund:
Hancock Fund	Share Class Exchanged	Fund Shares Received
Hancock Horizon Diversified Income Fund	A	1.559
	IS	1.561
Semi-Annual Shareholder Report

The Fund received net assets from the Acquired Fund as the result of the tax-free reorganization as follows:
Shares of the Fund Issued	Acquired Fund’s Net Assets Received	Unrealized Appreciation	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
2,435,922	$34,137,428	$3,916,014	$1,002,252,265	$1,036,389,693
Assuming the acquisition had been completed on December 1, 2020, the beginning of the annual reporting period of the Fund, the Fund’s pro forma results (unaudited) of operations for the year ended November 30, 2021, are as follows:
Net investment income	$33,503,773
Net realized and unrealized gain on investments	65,707,313
Net increase in net assets resulting from operations	$99,211,086
Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amount of earnings of the Acquired Fund that has been included in the Fund’s Statement of Changes in Net Assets for the year ended November 30, 2021.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾
Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
◾
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Trustees (the “Trustees”).
◾
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
◾
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
◾
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is
Semi-Annual Shareholder Report

normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Semi-Annual Shareholder Report

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
◾
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
◾
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
◾
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
Semi-Annual Shareholder Report

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses. The detail of the total fund expense waivers and reimbursements of $830,771 is disclosed in various locations in this Note 2 and Note 5.
Transfer Agent Fees
For the six months ended May 31, 2022, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$217,677	$(173,032)
Class B Shares	16,887	(318)
Class C Shares	82,604	(575)
Class F Shares	50,222	(33,195)
Class R Shares	675	—
Institutional Shares	87,818	(71,134)
TOTAL	$455,883	$(278,254)
Semi-Annual Shareholder Report

Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Class A Shares, Class B Shares, Class C Shares and Class F Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended May 31, 2022, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$591,111
Class B Shares	35,875
Class C Shares	203,860
Class F Shares	137,788
TOTAL	$968,634
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended May 31, 2022, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of May 31, 2022, tax years 2018 through 2021 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Swap Contracts
Swap contracts involve two parties that agree to exchange the returns (or the differential in rates of return) earned or realized on particular predetermined investments, instruments, indices or other measures. The gross returns to be exchanged or “swapped” between parties are generally calculated with respect to a “notional amount” for a predetermined period of time. The Fund may enter into interest rate, total return, credit default, currency and other swap agreements. Risks may arise upon
Semi-Annual Shareholder Report

entering into swap agreements from the potential inability of the counterparties to meet the terms of their contract from unanticipated changes in the value of the swap agreement. In connection with these agreements, securities or a specified amount of cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default.
The Fund uses credit default swaps to manage sector/asset class risk. The “buyer” in a credit default swap is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or the “par value”, of the reference obligation in exchange for the reference obligation. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is typically determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specific valuation method, are used to calculate the settlement value. The maximum amount of the payment that may occur, as a result of a credit event payable by the protection seller, is equal to the notional amount of the underlying index or security. The Fund’s maximum risk of loss from counterparty credit risk, either as the protection buyer or as the protection seller, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.
Upfront payments received or paid by the Fund will be reflected as an asset or liability on the Statement of Assets and Liabilities. Changes in the value of swap contracts are included in “Swaps, at value” on the Statement of Assets and Liabilities, and periodic payments are reported as “Net realized gain (loss) on swap contracts” in the Statement of Operations.
Certain swap contracts may be centrally cleared (“centrally cleared swaps”), whereby all payments made or received by the Fund pursuant to the contract are with a central clearing party (CCP) rather than the counterparty. The CCP guarantees the performance of the parties to the contract. Upon entering into centrally cleared swaps, the Fund is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.
At May 31, 2022, the Fund had no outstanding swap contracts.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage duration, sector/asset class, yield curve and market risks. Upon entering into a financial futures contract with a broker, the Fund is required to deposit with a broker, either U.S. government securities or a specified amount of cash, which is shown as due from broker in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized
Semi-Annual Shareholder Report

gains or losses are recorded in a “variation margin” account. The Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at period end are listed after the Fund’s Portfolio of Investments.
The average notional value of long and short futures contracts held by the Fund throughout the period was $84,598,310 and $31,088,761, respectively. This is based on amounts held as of each month-end throughout the six-month period.
Foreign Exchange Contracts
The Fund enters into foreign exchange contracts to manage currency risk. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund’s securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
At May 31, 2022, the Fund had no outstanding foreign exchange contracts.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
Option Contracts
The Fund buys or sells put and call options to seek to increase return and to manage security, market and sector/asset class risks. The seller (“writer”) of an option receives a payment or premium, from the buyer, which the writer keeps regardless of whether the buyer exercises the option. When the Fund writes a put or call option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to
Semi-Annual Shareholder Report

reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the underlying reference instrument. When the Fund purchases a put or call option, an amount equal to the premium paid is recorded as an increase to the cost of the investment and subsequently marked to market to reflect the current value of the option purchased. Premiums paid for purchasing options which expire are treated as realized losses. Premiums received/paid for writing/purchasing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying reference instrument to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. Options can trade on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. This protects investors against potential defaults by the counterparty.
Purchased option contracts outstanding at period end are listed in the Fund’s Portfolio of Investments and written option contracts outstanding at period end are listed after the Fund’s Portfolio of Investments.
The average market value of purchased put and call options held by the Fund throughout the period was $1,385 and $137,400, respectively. This is based on amounts held as of each month-end throughout the six-month period.
The average market value of written put and call options held by the Fund throughout the period was $345 and $66,871, respectively. This is based on amounts held as of each month-end throughout the six-month period.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Semi-Annual Shareholder Report

Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
	Assets		Liabilities
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Receivable for variation margin on futures contracts	$256,536*		$—
Equity contracts		—	Written options outstanding, at value	253,015
Equity contracts	Purchased options, within Investment in securities at value	971,495		—
Total derivatives not accounted for as hedging instruments under ASC Topic 815		$1,228,031		$253,015

*
Includes cumulative appreciation of futures contracts as reported in the footnotes to the
Portfolio of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended May 31, 2022
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Futures Contracts	Foreign Exchange Contracts	Purchased Options Contracts[1]	Written Options Contracts	Total
Interest rate contracts	$2,123,175	$—	$—	$—	$2,123,175
Equity contracts	—	—	1,391,471	326,966	1,718,437
Foreign exchange contracts	—	(27,168)	—	—	(27,168)
TOTAL	$2,123,175	$(27,168)	$1,391,471	$326,966	$3,814,444

1	The net realized gain on Purchased Options Contracts is found within the Net realized gain on investments on the Statement of Operations.
Semi-Annual Shareholder Report

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Futures Contracts	Purchased Options Contracts[2]	Written Options Contracts	Total
Interest rate contracts	$213,579	$—	$—	$213,579
Equity contracts	—	(633,225)	(57,995)	(691,220)
TOTAL	$213,579	$(633,225)	$(57,995)	$(477,641)

2	The net change in unrealized depreciation of Purchased Options Contracts is found within the Net change in unrealized appreciation of investments on the Statement of Operations.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 5/31/2022		Year Ended 11/30/2021
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	5,883,451	$50,836,913	10,521,871	$92,547,176
Proceeds from shares issued in connection with the tax-free transfer of assets from the Acquired Fund	—	—	169,828	2,374,651
Shares issued to shareholders in payment of distributions declared	802,245	6,831,948	1,725,333	15,293,237
Shares redeemed	(5,222,474)	(45,168,672)	(9,187,125)	(81,072,853)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	1,463,222	$12,500,189	3,229,907	$29,142,211
	Six Months Ended 5/31/2022		Year Ended 11/30/2021
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	32,478	$280,489	31,358	$278,745
Shares issued to shareholders in payment of distributions declared	33,424	285,822	112,526	996,809
Shares redeemed	(976,586)	(8,497,597)	(1,979,970)	(17,536,932)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(910,684)	$(7,931,286)	(1,836,086)	$(16,261,378)
Semi-Annual Shareholder Report

	Six Months Ended 5/31/2022		Year Ended 11/30/2021
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	388,571	$3,378,750	1,681,690	$14,811,709
Shares issued to shareholders in payment of distributions declared	202,009	1,725,492	671,135	5,936,452
Shares redeemed	(6,051,955)	(52,057,961)	(11,275,404)	(99,860,110)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(5,461,375)	$(46,953,719)	(8,922,579)	$(79,111,949)
	Six Months Ended 5/31/2022		Year Ended 11/30/2021
Class F Shares:	Shares	Amount	Shares	Amount
Shares sold	107,305	$918,015	163,889	$1,462,287
Shares issued to shareholders in payment of distributions declared	187,867	1,599,284	451,223	3,991,090
Shares redeemed	(774,045)	(6,665,962)	(2,104,641)	(18,552,615)
NET CHANGE RESULTING FROM CLASS F SHARE TRANSACTIONS	(478,873)	$(4,148,663)	(1,489,529)	$(13,099,238)
	Six Months Ended 5/31/2022		Year Ended 11/30/2021
Class R Shares:	Shares	Amount	Shares	Amount
Shares sold	15,075	$132,604	18,748	$164,802
Shares issued to shareholders in payment of distributions declared	969	8,277	2,347	20,783
Shares redeemed	(9,424)	(83,765)	(26,103)	(229,077)
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	6,620	$57,116	(5,008)	$(43,492)
	Six Months Ended 5/31/2022		Year Ended 11/30/2021
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	1,521,682	$13,164,801	4,247,771	$26,284,642
Proceeds from shares issued in connection with the tax-free transfer of assets from the Acquired Fund	—	—	2,266,094	31,762,777
Shares issued to shareholders in payment of distributions declared	323,844	2,763,638	619,408	5,494,846
Shares redeemed	(2,138,377)	(18,335,208)	(4,125,214)	(36,404,607)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(292,851)	$(2,406,769)	3,008,059	$27,137,658
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(5,673,941)	$(48,883,132)	(6,015,236)	$(52,236,188)
Semi-Annual Shareholder Report

4. FEDERAL TAX INFORMATION
At May 31, 2022, the cost of investments for federal tax purposes was $930,394,016. The net unrealized depreciation of investments for federal tax purposes was $35,524,438. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $59,281,005 and net unrealized depreciation from investments for those securities having an excess of cost over value of $94,805,443. The amounts presented are inclusive of derivative contracts.
As of November 30, 2021, the Fund had a capital loss carryforward of $201,929,591 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$198,202,006	$3,727,585	$201,929,591
At November 30, 2021, for federal income tax purposes, the Fund had $688,744 in straddle loss deferrals.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.60% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the six months ended May 31, 2022, the Adviser voluntarily waived $533,828 of its fee and voluntarily reimbursed $278,254 of transfer agent fees.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended May 31, 2022, the Adviser reimbursed $17,331.
Certain of the Fund’s assets are managed by Federated Investment Management Company (the “Sub-Adviser”). Under the terms of a sub-advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund’s adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the six months ended May 31, 2022, the Sub-Adviser earned a fee of $633,801.
Semi-Annual Shareholder Report

Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2022, the annualized fee paid to FAS was 0.079% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class B Shares, Class C Shares, Class F Shares and Class R Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Class B Shares	0.75%
Class C Shares	0.75%
Class F Shares	0.05%
Class R Shares	0.50%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2022, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class B Shares	$107,626	$—
Class C Shares	611,580	—
Class R Shares	2,716	(1,358)
TOTAL	$721,922	$(1,358)
For the six months ended May 31, 2022, Fund’s Class F Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
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When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended May 31, 2022, FSC retained $126,167 of fees paid by the Fund.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended May 31, 2022, FSC retained $12,306 in sales charges from the sale of Class A Shares. FSC also retained $8,881, $3,501 and $1,560 of CDSC relating to redemptions of Class B Shares, Class C Shares and Class F Shares, respectively.
Other Service Fees
For the six months ended May 31, 2022, FSSC received $51,013 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding tax reclaim recovery expenses, interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s Class A Shares, Class B Shares, Class C Shares, Class F Shares, Class R Shares and Institutional Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.88%, 1.73%, 1.72%, 0.89%, 1.13% and 0.63% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) February 1, 2023; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended May 31, 2022, were as follows:
Purchases	$242,473,813
Sales	$376,628,532
Semi-Annual Shareholder Report

7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 23, 2021, which was renewed on June 22, 2022. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of May 31, 2022, the Fund had no outstanding loans. During the six months ended May 31, 2022, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of May 31, 2022, there were no outstanding loans. During the six months ended May 31, 2022, the program was not utilized.
9. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
10. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, disruptions to healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and
Semi-Annual Shareholder Report

consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may continue for an extended period of time and has resulted in substantial economic volatility. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
11. Recent Accounting Pronouncements
In January 2021, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2021-01 “Reference Rate Reform (Topic 848)”. ASU No. 2021-01 updates and clarifies ASU No. 2020-04, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of LIBOR and other interbank-offered reference rates. The temporary relief provided by ASU No. 2021-01 is effective immediately for certain reference rate-related contract modifications that occur through December 31, 2022. Management does not expect ASU No. 2021-01 to have a material impact on the financial statements.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2021 to May 31, 2022.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 12/1/2021	Ending Account Value 5/31/2022	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$949.90	$4.28
Class B Shares	$1,000	$946.00	$8.39
Class C Shares	$1,000	$946.00	$8.34
Class F Shares	$1,000	$949.80	$4.33
Class R Shares	$1,000	$949.50	$4.81[2]
Institutional Shares	$1,000	$951.20	$3.06
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,020.54	$4.43
Class B Shares	$1,000	$1,016.31	$8.70
Class C Shares	$1,000	$1,016.36	$8.65
Class F Shares	$1,000	$1,020.49	$4.48
Class R Shares	$1,000	$1,020.00	$4.99[2]
Institutional Shares	$1,000	$1,021.79	$3.18

1
Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	0.88%
Class B Shares	1.73%
Class C Shares	1.72%
Class F Shares	0.89%
Class R Shares	0.99%
Institutional Shares	0.63%

2
Actual and Hypothetical expenses paid during the period utilizing the Fund’s Class R Shares current Fee Limit of 1.13% (as reflected in the Notes to Financial Statements, Note 5 under
Expense Limitation), multiplied by the average account value over the period, multiplied by
182/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $5.49 and $5.69, respectively.

Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2022
Federated Hermes Capital Income Fund (the “Fund”)
At its meetings in May 2022 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Equity Management Company of Pennsylvania (the “Adviser”) and the investment sub-advisory contract between the Adviser and Federated Investment Management Company (the “Sub-Adviser” and together with the Adviser, the “Advisers”) with respect to the Fund (together, the “Contracts”) for an additional one-year term. The Board’s determination to approve the continuation of the Contracts reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangements. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contracts. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contracts that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Advisers and their affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also
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considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contracts, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contracts included review of materials and information covering the following matters, among others: the nature, quality and extent of the advisory and other services provided to the Fund by the Advisers and their affiliates; Federated Hermes’ business and operations; the Advisers’ investment philosophy, personnel and processes; the Fund’s investment objectives and strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate); the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the financial condition of Federated Hermes; the Adviser’s profitability with respect to the Fund; distribution and sales activity for the Fund; and the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in determining to approve the Contracts. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fee and expense structures, including a comparison of management fees paid to the adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board noted
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that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its review of the Contracts to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
In addition to considering the above-referenced factors, the Board was mindful of the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contracts. In particular, the Board recognized that many shareholders likely have invested in the Fund on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that in the marketplace there are a range of investment options available to the Fund’s shareholders and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contracts, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contracts was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contracts. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contracts for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
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Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Advisers and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contracts and the range of services provided to the Fund by Federated Hermes. The Board considered the Advisers’ personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board also considered the Advisers’ ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Advisers are executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to have access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Fund and other Federated Hermes Funds. In this regard, the Board took into account Federated Hermes’ communications with the Board in light of the pandemic. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated
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Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the designation of the Federated Hermes Funds’ investment advisers as the administrators of the Federated Hermes Funds’ liquidity risk management program.
The Board also considered the implementation of Federated Hermes’ business continuity plans and recognized steps taken by Federated Hermes to continue to provide the same nature, extent and quality of services to the Federated Hermes Funds during the pandemic. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate, including changes associated with the pandemic.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Advisers to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Advisers’ analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports include, among other items, information on the Fund’s
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gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark index, performance attribution information and commentary on the effect of market conditions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by Morningstar, Inc. (the “Morningstar”), an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Advisers in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
For the one-year, three-year and five-year periods ended December 31, 2021, the Fund’s performance was above the median of the Performance Peer Group.
Based on these considerations, the Board concluded that it had continued confidence in the Advisers’ overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee, sub-advisory fee, and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board noted that it found the use of such comparisons to be relevant to its evaluation. The Board focused on comparisons with other similar registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of
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investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
The Board also received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which any of the Advisers or their affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-registered fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing and fund liquidity; (vi) different administrative responsibilities; (vii) different degrees of risk associated with management; and (viii) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
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Profitability
The Board received and considered profitability information furnished by Federated Hermes, as requested by the CCO. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs on a fund-by-fund basis continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contracts are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: personnel, processes and tools for portfolio management, including the use of market data on which portfolio managers make investment decisions; trading operations; ESG integration and issuer engagement on ESG matters; shareholder services; compliance; business continuity; cybersecurity; internal audit and risk management functions; and technology that supports the provision of investment management services. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared
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with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered Federated Hermes’ reductions in contractual management fees for certain Federated Hermes Funds during the prior year, including in response to the CCO’s recommendations in the prior year’s CCO Fee Evaluation Report, which have resulted in benefits being realized by shareholders.
The Board also considered reports on adviser-paid fees (commonly referred to as “revenue sharing”) that were provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes and the CCO believe that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to evaluate the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
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Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contracts by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contracts. The Board based its determination to approve the Contracts on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contracts reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to approve the continuation of the existing arrangements.
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Liquidity Risk Management Program–
Annual Evaluation of Adequacy and Effectiveness
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Federated Hermes Income Securities Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for Federated Hermes Capital Income Fund (the “Fund” and, collectively with the other non-money market open-end funds advised by Federated Hermes, the “Federated Hermes Funds”). The Program seeks to assess and manage the Fund’s liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the Trust (the “Board”) has approved the designation of each Federated Hermes Fund’s investment adviser as the administrator for the Program (the “Administrator”) with respect to that Fund. The Administrator, in turn, has delegated day-to-day responsibility for the administration of the Program to multiple Liquidity Risk Management Committees, which are comprised of representatives from certain divisions within Federated Hermes.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent a Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if a Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s highly liquid investments below its HLIM; and (6) periodic reporting to the Board.
At its meetings in May 2022, the Board received and reviewed a written report (the “Report”) from the Federated Hermes Funds’ Chief Compliance Officer and Chief Risk Officer, on behalf of the Administrator, concerning the operation of the Program for the period from April 1, 2021 through March 31, 2022 (the “Period”). The Report addressed the operation of the Program and assessed its adequacy and effectiveness, including, where applicable, the operation of any HLIM established for a Federated Hermes Fund and each Federated Hermes Fund’s access to other available funding sources such as the Federated Hermes Funds’ interfund lending facility, redemptions in-kind, reverse repurchase agreement transactions, redemptions
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delayed beyond the normal T+1 settlement, but within seven days of the redemption request, and committed lines of credit. There were no material changes to the Program during the Period. The Report summarized the operation of the Program and the information and factors considered by the Administrator in assessing whether the Program has been adequately and effectively implemented with respect to the Federated Hermes Funds. Such information and factors included, among other things:
◾ confirmation that it was not necessary for the Fund to utilize, and the Fund did not utilize, alternative funding sources during the Period;
◾ the periodic classifications of the Fund’s investments into one of four liquidity categories and the methodologies and inputs used to classify the investments, including the Fund’s reasonably anticipated trade size;
◾ the analysis received from a third-party liquidity assessment vendor that is taken into account in the process of determining the liquidity classifications of the Fund’s investments and the results of an evaluation of the services performed by the vendor in support of this process;
◾ the fact that the Fund invested primarily in highly liquid investments during the Period and, therefore, was not required to establish, and has not established, an HLIM and the procedures for monitoring the status of the Fund as investing primarily in highly liquid investments;
◾ the fact that the Fund invested no more than 15% of its assets in illiquid investments during the Period and the procedures for monitoring this limit;
◾ the fact that there were no liquidity events during the Period, that materially affected the Fund’s liquidity risk;
◾ the impact on liquidity and management of liquidity risk caused by extended non-U.S. market closures and confirmation that there were no issues for any of the affected Federated Hermes Funds in meeting shareholder redemptions at any time during these temporary non-U.S. market closures;
◾ circumstances during the Period under which the Administrator convened meetings of the Liquidity Risk Management Committees more frequently than normal to conduct enhanced liquidity risk monitoring, including prior to the Russian invasion of Ukraine.
Based on this review, the Administrator concluded that the Program is operating effectively to assess and manage the Fund’s liquidity risk, and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400, Option #4. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund’s holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at FederatedInvestors.com.
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400, Option #4.
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Federated Hermes Capital Income Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31420C878
CUSIP 31420C860
CUSIP 31420C852
CUSIP 31420C845
CUSIP 31420C613
CUSIP 31420C621
8092606 (7/22)
© 2022 Federated Hermes, Inc.

Item 2.	Code of Ethics

Not Applicable

Item 3.	Audit Committee Financial Expert

Not Applicable

Item 4.	Principal Accountant Fees and Services

Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable

Item 13.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Hermes Income Securities Trust

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date July 25, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date July 25, 2022

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date July 25, 2022